Expense Example, No Redemption - First Trust Dorsey Wright Momentum and Low Volatility ETF - First Trust Dorsey Wright Momentum and Low Volatility ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	61	192	335	750